Expense Example	Jul. 31, 2026 USD ($)
Pear Tree Polaris Small Cap Fund - Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
Pear Tree Polaris Small Cap Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	1,318
Pear Tree Polaris Small Cap Fund - R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Pear Tree Quality Fund - Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	791
Expense Example, with Redemption, 10 Years	1,778
Pear Tree Quality Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	647
Expense Example, with Redemption, 10 Years	1,488
Pear Tree Quality Fund - R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,320
Pear Tree Essex Environmental Opportunities Fund - Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	1,910
Pear Tree Essex Environmental Opportunities Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,624
Pear Tree Essex Environmental Opportunities Fund - R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	1,474
Pear Tree Polaris Foreign Value Fund - Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,837
Pear Tree Polaris Foreign Value Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,548
Pear Tree Polaris Foreign Value Fund - R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,379
Pear Tree Polaris Foreign Value Small Cap Fund - Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,826
Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,537
Pear Tree Polaris Foreign Value Small Cap Fund - R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,366
Pear Tree Polaris International Opportunities Fund - Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,826
Pear Tree Polaris International Opportunities Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	1,530
Pear Tree Polaris International Opportunities Fund - R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	$ 1,370